Saba Closed-End Funds ETF	February 29, 2024
SCHEDULE OF INVESTMENTS	(Unaudited)

	Number of Shares	Value
CLOSED-END FUNDS – 118.0%
EQUITY – 53.4%
abrdn Emerging Markets Equity Income Fund Inc.	12,467	$62,834
abrdn Global Dynamic Dividend Fund	4,591	43,155
abrdn Global Infrastructure Income Fund(a)	247,710	4,265,566
abrdn Healthcare Investors	23,082	388,239
abrdn Life Sciences Investors	58,237	797,265
Adams Diversified Equity Fund, Inc.(a)	480,357	9,170,015
Adams Natural Resources Fund, Inc.	201	4,265
Allspring Global Dividend Oppo	1,048	4,737
ASA Gold and Precious Metals Ltd.	575,128	7,706,715
BlackRock Enhanced Global Dividend Trust	2,606	26,607
BlackRock Health Sciences Term Trust(a)	191,058	3,116,156
BlackRock Innovation and Growth Term Trust(a)	2,325,655	18,628,497
BlackRock Science and Technology Term Trust	173,646	3,240,234
ClearBridge Energy Midstream Opportunity Fund, Inc.(a)	378,834	14,088,837
ClearBridge MLP & Midstream Total Return Fund, Inc.(a)	194,411	7,465,382
Clough Global Equity Fund	11	70
First Trust MLP and Energy Income Fund	7,428	64,549
First Trust New Opportunities MLP & Energy Fund	151	1,060
First Trust Specialty Finance and Financial Opportunities Fund	1,473	5,406
Gabelli Healthcare & WellnessRx Trust (The)	3,581	35,273
GAMCO Natural Resources Gold & Income Trust	42,277	205,678
General American Investors Co., Inc.	15,613	698,682
Lazard Global Total Return and Income Fund, Inc.	14	221
Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund	582	4,353
MainStay CBRE Global Infrastructure Megatrends Term Fund(a)	510,491	6,279,039
Mexico Equity and Income Fund, Inc. (The)	1,943	21,295
Neuberger Berman Energy Infrastructure and Income Fund, Inc.	13,565	94,006
Neuberger Berman Next Generation Connectivity Fund, Inc.(a)	644,541	7,644,256
Nuveen Real Asset Income and Growth Fund	280,100	3,204,344
Principal Real Estate Income Fund(a)	125,444	1,263,221
Taiwan Fund, Inc. (The)*	7,184	278,847
Tortoise Energy Independence Fund, Inc.(a)	12,440	383,276

	Number of Shares	Value
CLOSED-END FUNDS (Continued)
EQUITY (Continued)
Tortoise Energy Infrastructure Corp.	2,344	$68,609
Tortoise Midstream Energy Fund, Inc.(a)	33,037	1,184,000
Tortoise Pipeline & Energy Fund, Inc.	4,994	145,975
Voya Emerging Markets High Dividend Equity Fund(a)	176,295	911,445
Voya Global Advantage and Premium Opportunity Fund	61,266	525,050
Voya Infrastructure Industrials and Materials Fund(a)	104,399	1,048,166
		93,075,325
FIXED INCOME – 52.8%
AllianceBernstein National Municipal Income Fund, Inc.	640	6,970
BlackRock California Municipal Income Trust(a)	585,715	6,882,151
BlackRock ESG Capital Allocation Term Trust(a)	2,048,168	35,064,636
BlackRock MuniHoldings California Quality Fund, Inc.	1,123	12,375
BlackRock MuniHoldings Fund, Inc.	55	660
BlackRock MuniHoldings New Jersey Quality Fund, Inc.	332	3,798
BlackRock MuniHoldings New York Quality Fund, Inc.	516	5,480
BlackRock MuniVest Fund II, Inc.	153	1,659
BlackRock MuniYield Michigan Quality Fund, Inc.	395	4,491
BlackRock MuniYield New York Quality Fund, Inc.	1,627	17,051
BlackRock MuniYield Pennsylvania Quality Fund	12,106	143,456
BlackRock New York Municipal Income Trust	167	1,775
BlackRock Virginia Municipal Bond Trust	187	2,045
BNY Mellon High Yield Strategies Fund	67,780	158,605
BNY Mellon Municipal Income, Inc.	125,236	828,436
BNY Mellon Strategic Municipal Bond Fund, Inc.	461	2,669
Brookfield Real Assets Income Fund, Inc.	20,747	267,429
Destra Multi-Alternative Fund	267,238	2,111,180
DWS Municipal Income Trust	1,653	14,778
DWS Strategic Municipal Income Trust(a)	151,798	1,335,822
Eaton Vance California Municipal Bond Fund(a)	323,048	2,959,120
Eaton Vance California Municipal Income Trust	84,545	879,268
Eaton Vance New York Municipal Bond Fund(a)	535,515	5,301,599
Ellsworth Growth and Income Fund Ltd.(a)	186,638	1,502,436
Federated Hermes Premier Municipal Income Fund	125,047	1,384,270

Saba Closed-End Funds ETF	February 29, 2024
SCHEDULE OF INVESTMENTS (Continued)	(Unaudited)

	Number of Shares	Value
CLOSED-END FUNDS (Continued)
FIXED INCOME (Continued)
Flaherty & Crumrine Preferred and Income Opportunity Fund, Inc.	138	$1,140
Invesco California Value Municipal Income Trust	701	6,814
Invesco Pennsylvania Value Municipal Income Trust	141,582	1,430,983
Invesco Trust for Investment Grade New York Municipals	214,320	2,256,790
MFS High Income Municipal Trust	823	2,938
MFS High Yield Municipal Trust	80,360	262,777
MFS Investment Grade Municipal Trust	26,206	196,545
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.(a)	590,997	2,765,866
Neuberger Berman Municipal Fund, Inc.	94,812	982,726
New America High Income Fund, Inc. (The)	79,120	575,202
Nuveen AMT-Free Municipal Credit Income Fund	113	1,336
Nuveen Arizona Quality Municipal Income Fund	215	2,327
Nuveen California Quality Municipal Income Fund	492	5,397
Nuveen Core Plus Impact Fund(a)	478,485	4,928,396
Nuveen Massachusetts Quality Municipal Income Fund	170	1,801
Nuveen Missouri Quality Municipal Income Fund	4	40
Nuveen Municipal Credit Income Fund	48,197	575,954
Nuveen New Jersey Quality Municipal Income Fund(a)	320,762	3,849,144
Nuveen New York Quality Municipal Income Fund	389	4,248
Nuveen Pennsylvania Quality Municipal Income Fund(a)	339,900	3,939,441
Nuveen Quality Municipal Income Fund	432	4,873
Nuveen Variable Rate Preferred & Income Fund	21,212	371,422
PIMCO Dynamic Income Strategy Fund	219,208	4,399,505
Pioneer Municipal High Income Advantage Fund, Inc.	83,575	679,465
Pioneer Municipal High Income Fund Trust	247,756	2,170,343
Pioneer Municipal High Income Opportunities Fund, Inc.(a)	96,182	1,056,078
Saba Capital Income & Opportunities Fund II(a)	652,730	2,513,011
Western Asset Intermediate Muni Fund, Inc.	24,485	193,187
		92,069,908
HYBRID – 11.8%
abrdn Healthcare Opportunities Fund	2,853	56,175
BlackRock Capital Allocation Term Trust(a)	493,474	7,673,521

	Number of Shares	Value
CLOSED-END FUNDS (Continued)
HYBRID (Continued)
Calamos Long/Short Equity & Dynamic Income Trust	20,361	$303,786
Ecofin Sustainable and Social Impact Term Fund(a)	181,675	2,056,561
Nuveen Multi-Asset Income Fund(a)	810,499	9,798,933
Virtus Dividend Interest & Premium Strategy Fund	61,849	760,124
Virtus Total Return Fund, Inc.	97	513
		20,649,613

TOTAL INVESTMENTS – 118.0%
(Cost $187,689,674)		205,794,846
Liabilities in Excess of Other Assets – (18.0%)		(31,464,314)
TOTAL NET ASSETS – 100.0%		$174,330,532

*	Non-income producing security.
(a)	All or a portion of this security is pledged as collateral for borrowings. As of February 29, 2024, the aggregate value of those securities was $103,688,943, representing 59.5% of net assets.

Saba Closed-End Funds ETF	February 29, 2024
SCHEDULE OF INVESTMENTS (Concluded)	(Unaudited)

FUTURES CONTRACTS

	Expiration Date	Number of Contracts	Notional Value	Value	Unrealized Appreciation (Depreciation)
Bond Futures (Short Position)
CBOT 10-Year U.S. Treasury Note	June 2024	(497)	$(54,735,242)	$(54,887,438)	$(152,196)
CBOT 5-Year U.S. Treasury Note	June 2024	(414)	(44,174,456)	(44,259,187)	(84,731)
TOTAL FUTURES CONTRACTS			$(98,909,698)	$(99,146,625)	$(236,927)